LEASES (Tables)	12 Months Ended
Dec. 31, 2025
LEASES
Schedule of maturities of lease liabilities

As of December 31,
Year Ending December 31,	2025
2026	20,588
2027	17,481
2028	10,451
2029	3,134
Total lease payment	51,654
Less: imputed interest	2,572
Present value of minimum operating lease payments	49,082

Schedule of weighted-average remaining lease terms and discount rates

	As of December 31,
	2024	2025
Weighted-average remaining lease term	2.9years	2.7years
Weighted-average discount rate	3.8%	3.7%